SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS
3.	SHORT-TERM INVESTMENTS

Short-term investments as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
Wealth Management Products	205,861	50,143

The Group classifies the wealth management products as “available-for-sale” debt securities which are recorded at fair value. For the years ended December 31, 2021, 2022 and 2023, the Group recorded RMB 8,312, RMB 4,810 and RMB 4,343 of changes in fair value of these available-for-sale debt securities, net of tax, in other comprehensive loss, respectively, and RMB 7,801, RMB 4,464 and RMB 4,166 of realized gains transferred from other comprehensive income to other income when the security was sold. No credit loss was recognized for the years ended December 31, 2021, 2022 and 2023.